Schedule of investments
Delaware VIP Global Value Equity
September 30, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks – 98.16%Δ
Austria − 0.84%
Mondi	18,706	$ 313,248
		313,248
Brazil − 2.23%
Banco do Brasil	40,722	382,790
Petroleo Brasileiro ADR	29,865	447,677
		830,467
Canada − 4.76%
Alimentation Couche-Tard	17,285	877,835
Canadian Natural Resources	13,848	895,570
		1,773,405
China − 5.38%
China Mengniu Dairy †	295,000	988,865
H World Group ADR †	12,466	491,534
Tencent Holdings	13,400	523,957
		2,004,356
Denmark − 1.78%
Genmab †	1,861	661,623
		661,623
France − 7.45%
Airbus	6,183	830,065
BNP Paribas	10,617	678,316
L'Oreal	2,269	943,248
TotalEnergies	4,934	325,038
		2,776,667
Germany − 1.86%
Deutsche Telekom	33,004	693,264
		693,264
Hong Kong − 1.20%
Prudential	41,251	447,336
		447,336
India − 2.36%
ICICI Bank ADR	18,180	420,322
State Bank of India GDR	6,374	460,203
		880,525
Japan − 6.66%
Asahi Group Holdings	25,100	938,899
ITOCHU	12,400	448,571
Mitsubishi UFJ Financial Group	81,900	695,196
ORIX	21,300	398,092
		2,480,758
Netherlands − 0.91%
Shell	10,540	339,930
		339,930
Switzerland − 2.53%
Nestle	8,332	944,296
		944,296
	Number of shares	Value (US $)
Common StocksΔ (continued)
Taiwan − 1.82%
Taiwan Semiconductor Manufacturing ADR	7,806	$ 678,341
		678,341
United Kingdom − 4.36%
AstraZeneca	4,799	650,051
Reckitt Benckiser Group	13,792	974,992
		1,625,043
United States − 54.02%
Abbott Laboratories	3,626	351,178
Alphabet Class A †	7,608	995,583
Amazon.com †	9,668	1,228,996
Apple	6,365	1,089,752
Aptiv †	5,430	535,344
Biogen †	1,365	350,819
Casey's General Stores	3,730	1,012,770
Coca-Cola	15,778	883,252
ConocoPhillips	6,733	806,613
Costco Wholesale	1,716	969,471
Danaher	1,760	436,656
Eli Lilly & Co.	1,344	721,903
Howmet Aerospace	12,302	568,967
Ingersoll Rand	8,785	559,780
Intuit	1,637	836,409
KLA	1,103	505,902
Microchip Technology	6,448	503,266
Microsoft	4,811	1,519,073
Morgan Stanley	5,755	470,011
Netflix †	973	367,405
NVIDIA	1,422	618,556
Pinterest Class A †	27,786	751,056
Procter & Gamble	6,053	882,891
Salesforce †	3,122	633,079
Seagate Technology Holdings	8,795	580,030
Thermo Fisher Scientific	858	434,294
UnitedHealth Group	1,538	775,444
Vertex Pharmaceuticals †	2,123	738,252
		20,126,752
Total Common Stocks (cost $37,925,068)		36,576,011

Short-Term Investments – 0.97%
Money Market Mutual Funds – 0.97%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.24%)	89,973	89,973
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.23%)	89,973	89,973
NQ- IV083 [0923] 1123 (3217203)    1

Schedule of investments
Delaware VIP Global Value Equity   (Unaudited)
	Number ofshares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.37%)	89,973	$ 89,973
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.27%)	89,974	89,974
Total Short-Term Investments (cost $359,893)		359,893

Total Value of Securities−99.13% (cost $38,284,961)		$36,935,904
Receivables and Other Assets Net of Liabilities — 0.87%		325,970
Net Assets Applicable to 8,398,659 Shares Outstanding — 100.00%	$37,261,874

Δ	Securities have been classified by country of risk.
†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt
GDR – Global Depositary Receipt

2    NQ- IV083 [0923] 1123 (3217203)